CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 1,597,655	$ 1,381,757
Bank deposits with original maturity over three months	110,616	626,940
Restricted cash	1,447,034	770,294
Accounts receivable, net (Note 3)	253,665	287,880
Amounts due from affiliated companies (Note 24(a))	1,079	23
Deferred tax assets (Note 17)	532	0
Income tax receivable	15	18
Inventories	23,111	18,169
Prepaid expenses and other current assets	69,254	54,898
Assets held for sale (Note 4)	0	8,468
Total current assets	3,502,961	3,148,447
PROPERTY AND EQUIPMENT, NET (Note 5)	4,696,391	3,308,846
GAMING SUBCONCESSION, NET (Note 6)	427,794	485,031
INTANGIBLE ASSETS, NET (Note 7)	4,220	4,220
GOODWILL (Note 7)	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Note 8)	290,647	350,745
RESTRICTED CASH	369,549	373,371
DEFERRED TAX ASSETS (Note 17)	115	93
LAND USE RIGHTS, NET (Note 9)	887,188	951,618
TOTAL ASSETS	10,260,780	8,704,286
CURRENT LIABILITIES
Accounts payable (Note 10)	14,428	9,825
Accrued expenses and other current liabilities (Note 11)	1,005,720	928,751
Income tax payable	6,621	6,584
Capital lease obligations, due within one year (Note 13)	23,512	27,265
Current portion of long-term debt, net (Note 12)	261,097	260,051
Amounts due to affiliated companies (Note 24(b))	3,626	2,900
Amount due to a shareholder (Note 24(c))	0	79
Total current liabilities	1,315,004	1,235,455
LONG-TERM DEBT, NET (Note 12)	3,469,901	2,164,056
OTHER LONG-TERM LIABILITIES (Note 14)	93,441	28,492
DEFERRED TAX LIABILITIES (Note 17)	58,949	62,806
CAPITAL LEASE OBLIGATIONS, DUE AFTER ONE YEAR (Note 13)	278,027	253,029
LAND USE RIGHTS PAYABLE (Note 23(c))	3,788	35,466
COMMITMENTS AND CONTINGENCIES (Note 23)
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2014 and 2013 and issued - 1,633,701,920 and 1,666,633,448 shares as of December 31, 2014 and 2013, respectively (Note 16))	16,337	16,667
Treasury shares, at cost (17,684,386 and 16,222,246 shares as of December 31, 2014 and 2013, respectively (Note 16))	(33,167)	(5,960)
Additional paid-in capital	3,092,943	3,479,399
Accumulated other comprehensive losses	(17,149)	(15,592)
Retained earnings	1,227,177	772,156
Total Melco Crown Entertainment Limited shareholders' equity	4,286,141	4,246,670
Noncontrolling interests	755,529	678,312
Total equity	5,041,670	4,924,982
TOTAL LIABILITIES AND EQUITY	$ 10,260,780	$ 8,704,286